Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.16118%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,089,334.73

Principal:
Principal Collections	$29,140,618.69
Prepayments in Full	$14,098,338.28
Liquidation Proceeds	$133,158.18
Recoveries	$(2,245.00)
Sub Total	$43,369,870.15
Collections	$47,459,204.88

Purchase Amounts:
Purchase Amounts Related to Principal	$121,428.18
Purchase Amounts Related to Interest	$559.62
Sub Total	$121,987.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,581,192.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,581,192.68
Servicing Fee	$1,107,872.31	$1,107,872.31	$0.00	$0.00	$46,473,320.37
Interest - Class A-1 Notes	$420,167.52	$420,167.52	$0.00	$0.00	$46,053,152.85
Interest - Class A-2a Notes	$1,344,021.50	$1,344,021.50	$0.00	$0.00	$44,709,131.35
Interest - Class A-2b Notes	$642,280.18	$642,280.18	$0.00	$0.00	$44,066,851.17
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$42,045,191.34
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$41,713,941.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,713,941.34
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$41,517,199.34
Second Priority Principal Payment	$826,274.52	$826,274.52	$0.00	$0.00	$40,690,924.82
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$40,549,343.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,549,343.15
Regular Principal Payment	$116,765,231.17	$40,549,343.15	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,581,192.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$826,274.52
Regular Principal Payment					$40,549,343.15
Total					$41,375,617.67

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$41,375,617.67	$162.69	$420,167.52	$1.65	$41,795,785.19	$164.34
Class A-2a Notes	$0.00	$0.00	$1,344,021.50	$4.48	$1,344,021.50	$4.48
Class A-2b Notes	$0.00	$0.00	$642,280.18	$4.01	$642,280.18	$4.01
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$41,375,617.67	$31.45	$5,097,702.70	$3.87	$46,473,320.37	$35.32

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$117,591,505.69	0.4623762	$76,215,888.02	0.2996850
Class A-2a Notes	$300,340,000.00	1.0000000	$300,340,000.00	1.0000000
Class A-2b Notes	$160,000,000.00	1.0000000	$160,000,000.00	1.0000000
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,179,051,505.69	0.8960856	$1,137,675,888.02	0.8646399

Pool Information
Weighted Average APR	3.797%	3.808%
Weighted Average Remaining Term	52.25	51.45
Number of Receivables Outstanding	42,833	41,977
Pool Balance	$1,329,446,773.84	$1,285,824,111.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,190,312,858.75	$1,151,925,231.17
Pool Factor	0.9035982	0.8739487

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$133,898,880.78
Targeted Overcollateralization Amount	$175,554,659.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$148,148,223.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		52	$129,118.56
(Recoveries)		1	$(2,245.00)
Net Loss for Current Collection Period			$131,363.56
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1186%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0075%
Prior Collection Period			0.0501%
Current Collection Period			0.1206%
Four Month Average (Current and Prior Three Collection Periods)			0.0446%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		219	$194,622.50
(Cumulative Recoveries)			$(2,245.00)
Cumulative Net Loss for All Collection Periods			$196,867.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0134%

Average Realized Loss for Receivables that have experienced a Realized Loss			$888.69
Average Net Loss for Receivables that have experienced a Realized Loss			$898.94

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.47%	165	$6,103,829.87
61-90 Days Delinquent	0.08%	28	$1,055,336.78
91-120 Days Delinquent	0.02%	4	$192,920.45
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.57%	197	$7,352,087.10

Repossession Inventory:
Repossessed in the Current Collection Period		14	$544,964.97
Total Repossessed Inventory		16	$667,826.96

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0366%
Prior Collection Period			0.0584%
Current Collection Period			0.0762%
Three Month Average			0.0571%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0971%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	4

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	92	$3,975,462.17
2 Months Extended	92	$4,154,457.72
3+ Months Extended	9	$271,731.90

Total Receivables Extended	193	$8,401,651.79
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer